SHORT-TERM BANK LOANS - Components (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Total short-term bank loans	$ 1,839,990	¥ 12,020,000	¥ 9,520,000
Bank of Nanjing
Short-term Debt [Line Items]
Total short-term bank loans	612,309	4,000,000	2,500,000
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Total short-term bank loans	918,464	6,000,000	6,000,000
Industrial and Commercial Bank of China
Short-term Debt [Line Items]
Total short-term bank loans	156,139	1,020,000	¥ 1,020,000
China Construction Bank
Short-term Debt [Line Items]
Total short-term bank loans	$ 153,078	¥ 1,000,000